Other Assets (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
	As of March 31,
	2019	2018
Prepayments for advertising or marketing	$1,856,390	$-
Prepayment of celebrity endorsement fee	400,980	-
Total	$2,257,370	$-